Leases - Minimum Future Lease Payments (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Leases [Abstract]
2026	$ 10,212
2027	8,172
2028	7,749
2029	7,061
2030	6,765
2031 and thereafter	8,299
Total undiscounted lease payments	48,258
Less: imputed interest	(4,962)
Present value of lease liabilities	$ 43,296